CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 36,629,276	$ 18,977,794
Expenses
Cost of revenues	19,064,473	16,603,792
Amortization of patents and website	7,453,004	10,825,164
Compensation and related taxes	5,483,031	5,419,252
Consulting fees	1,279,092	2,324,248
Professional fees	1,797,922	2,548,492
General and administrative	840,179	1,143,869
Goodwill impairment	4,336,307	0
Patent impairment	11,958,882	5,793,409
Total operating expenses	52,212,890	44,658,226
Operating loss from continuing operations	(15,583,614)	(25,680,432)
Other income (expenses)
Other income (expense)	(57,454)	170,706
Foreign exchange gain (loss)	(367,847)	(61,868)
Change in fair value adjustment of Clouding IP earn out	1,832,872	6,137,116
Interest income	4,353	1,068
Interest expense	(3,140,375)	(4,245,982)
Loss on debt extinguishment		(1,416,915)
Total other income (expenses)	(1,728,451)	584,125
Loss before benefit for income taxes	(17,312,065)	(25,096,307)
Income tax benefit (expense)	(11,516,807)	8,156,448
Net loss	(28,828,872)	(16,939,859)
Net loss attributable to non-controlling interests	163,848
Net loss attributable to common shareholders	$ (28,665,024)	$ (16,939,859)
Loss per common share:
Basic and fully diluted (in dollars per share)	$ (1.89)	$ (1.19)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in shares)	15,178,056	14,208,787